ADDITIONAL CASH FLOW INFORMATION (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
ADDITIONAL CASH FLOW INFORMATION
Grants receivable and other current assets	$ (147)	$ 401
Deferred grants	170	20
Mining tax credits	(528)	(353)
Sales taxes receivable	911	30
Prepaid expenses	1,064	(370)
Accounts payable and accrued liabilities	608	(2,796)
Total net change in working capital	2,078	(3,068)
Items not affecting cash
Income tax received		558
Interest paid	70	69
Property, plant and equipment included in accounts payable and accrued liabilities	1,806	7,447
Deferred expenses included in accounts payable and accrued liabilities	$ 87
Share issue costs included in accounts payable and accrued liabilities		$ 8